Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBMCX
Oberweis Micro-Cap Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OMCIX
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBSIX
Oberweis Global Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBEGX
Oberweis Global Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBGIX
Oberweis China Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBCHX
Oberweis China Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCHIX
Oberweis International Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBIOX
Oberweis International Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OBIIX
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Russell Microcap Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth
Russell 2000 Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth
MSCI ACWI Small-Cap [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small-Cap
MSCI EAFE [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE
MSCI China [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China
MSCI World ex-US Small-Cap Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Small-Cap Growth